SUMMARY OF WARRANT AND STOCK OPTION ACTIVITY (Details) - $ / shares	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Other Debt Vehicle Loans
Number of Series F Preferred Warrants, Outstanding Beginning balance	300,595,661	314,217,451
Weighted Average Exercise Price, Oustanding Beginng balance	$ 0.003	$ 0.114
Share based compensation arrangement by share based payment award non option equity instruments outstanding weighted average remaining term	2 years 5 months 8 days	1 year	1 year 11 months 12 days
Number of Warrants, Issued
Weighted Average Exercise Price, Issued
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants, Forfeited and cancelled	(253,324,212)	(13,621,790)
Weighted Average Exercise Price, Forfeited and cancelled	$ (0.003)	$ (0.01)
Number of Series F Preferred Warrants, Outstanding Ending balance	47,271,449	300,595,661	314,217,451
Weighted Average Exercise Price, Oustanding ending balance	$ 0.003	$ 0.003	$ 0.114